Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
DODD-FRANK MANDATED PAY VERSUS PERFORMANCE DISCLOSURE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, the Company must annually disclose in its proxy statement the relationship between Company performance and the “compensation actually paid” (“CAP”) to the Principal Executive Officer (“PEO”) and other NEOs.
The following tables and related disclosures contain information regarding PEO CAP and the average CAP to our NEOs for each of the last five years. They also provide information regarding company performance over the same periods and the relationship of CAP to company performance. For information about how the Compensation Committee seeks to align pay with performance when making compensation decisions, see “Compensation Discussion and Analysis.”
Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based On:

Year	Summary Compensation Table Total for PEO[1] ($)	Compensation Actually Paid to PEO[2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[4] ($)	Average Compensation Actually Paid to Non-PEO NEOs[3,4,5] ($)	Total Shareholder Return[6] ($)	Peer Group Total Shareholder Return[7] ($)	GAAP Net Income (Loss) ($ in thousands)

2024	10,943,571	51,862,690	4,123,249	19,665,192	289	114	(913,772)

2023	10,411,260	17,719,035	4,169,997	7,124,646	130	115	(749,567)

2022	7,789,898	4,334,915	3,964,362	2,740,466	84	111	(481,534)

2021	7,322,642	2,807,467	3,323,439	1,870,969	114	125	(434,654)

2020	6,185,704	12,656,157	2,839,276	4,418,181	139	126	(294,090)

1.Reflects compensation (as reported in the Summary Compensation Table (“SCT”)) for our Chair and CEO, Mr. Lewis, who served as our PEO in all five years.
2.Calculated in accordance with Item 402(v)(2) of Regulation S-K. The following adjustments were made to Mr. Lewis’s 2024 SCT total compensation as reported in the SCT for each year to determine CAP.

Year	Summary Compensation Table Total ($)	Deductions for Reported Grant Date Fair Value of Stock AwardsA ($)	Deductions for Reported Grant Date Fair Value of Option AwardsA ($)	Additions for Pay Versus Performance Equity AdjustmentsB ($)	Compensation Actually Paid ($)

2024	10,943,571	(2,206,246)	(6,618,734)	49,744,099	51,862,690

2023	10,411,260	(2,206,232)	(6,616,654)	16,130,661	17,719,035

2022	7,789,898	(1,624,982)	(4,872,967)	3,042,966	4,334,915

2021	7,322,642	(1,499,969)	(4,499,673)	1,484,467	2,807,467

2020	6,185,704	(1,249,986)	(3,749,998)	11,470,437	12,656,157

A.Reflects the amounts reported in the Stock Awards and Option Awards columns of the SCT.
B.The pay versus performance equity adjustments reflect the aggregated sum of the following values for the respective years.

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year ($)	Total Pay Versus Performance Equity AdjustmentsC ($)

2024	24,325,157	21,706,769	3,712,173	49,744,099

2023	13,669,229	2,745,355	(283,923)	16,130,661

2022	6,205,073	(2,171,008)	(991,099)	3,042,966

2021	5,178,718	(2,774,420)	(919,831)	1,484,467

2020	7,254,113	3,693,320	523,003	11,470,437

C.Amounts may not sum due to rounding of underlying elements for reporting purposes.
1.Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. RSUs are valued based on the closing stock price on the relevant measurement date. PSUs are valued with an assumed payout factor of 0%, consistent with the assumption for ASC 718 purposes. Stock options are valued using a Black-Scholes model as at the relevant measurement dates.
2.Reflects compensation for the following non-PEO NEOs:
2022, 2023 and 2024: Ms. Bonstein, Mr. Adsett, Dr. Flammer, and Mr. Wise
2021: Ms. Bonstein, Mr. Adsett, Dr. Flammer, Ms. Schaeffer, and Ms. Pellizzari
2020: Ms. Bonstein, Mr. Adsett, Dr. Flammer, Ms. Pellizzari, and Mr. Goll
3.Average CAP for the non-PEO NEOs has been calculated in accordance with Item 402(v)(2) of Regulation S-K. The following adjustments were made to average 2024 SCT total compensation for each year to determine average CAP.

Year	Average Summary Compensation Table Total ($)	Deductions for Average Reported Grant Date Fair Value of Stock Awards[a] ($)	Deductions for Average Reported Grant Date Fair Value of Option Awards[a] ($)	Additions for Average Pay Versus Performance Equity Adjustments[b] ($)	Average Compensation Actually Paid[c] ($)

2024	4,123,249	(749,990)	(2,250,057)	18,541,990	19,665,192

2023	4,169,997	(978,097)	(2,296,135)	6,228,880	7,124,646

2022	3,964,362	(765,603)	(2,425,635)	1,967,342	2,740,466

2021	3,323,439	(662,479)	(1,987,359)	1,197,368	1,870,969

2020	2,839,276	(324,990)	(1,779,836)	3,683,731	4,418,181

a.Reflects the average amounts reported in the Stock Awards and Option Awards columns of the SCT.
b.The pay versus performance equity adjustments reflect the aggregated sum of the following values for the respective years.

Year	Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	Average Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Average Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year ($)	Total Pay Versus Performance Equity Adjustments[c] ($)

2024	8,269,342	8,764,796	1,507,852	18,541,990

2023	5,088,247	1,245,859	(105,226)	6,228,880

2022	3,073,419	(725,458)	(380,618)	1,967,342

2021	2,293,306	(852,103)	(243,835)	1,197,368

2020	2,962,880	630,498	90,353	3,683,731

c.Amounts may not sum due to rounding of underlying elements for reporting purposes.
i.Total shareholder return is the only financial performance measure that is currently, and was through the years presented in the table, used in incentive plans to link CAP to Company performance.
ii.The Nasdaq Biotech Index is the selected Peer Group for TSR comparisons as included on the total return chart included on our Annual Report on Form 10-K for each reported year.

Company Selected Measure Name	Total shareholder return
Named Executive Officers, Footnote	1.Reflects compensation (as reported in the Summary Compensation Table (“SCT”)) for our Chair and CEO, Mr. Lewis, who served as our PEO in all five years.
2.Reflects compensation for the following non-PEO NEOs:
2022, 2023 and 2024: Ms. Bonstein, Mr. Adsett, Dr. Flammer, and Mr. Wise
2021: Ms. Bonstein, Mr. Adsett, Dr. Flammer, Ms. Schaeffer, and Ms. Pellizzari

Peer Group Issuers, Footnote	ii.The Nasdaq Biotech Index is the selected Peer Group for TSR comparisons as included on the total return chart included on our Annual Report on Form 10-K for each reported year.
PEO Total Compensation Amount	$ 10,943,571	$ 10,411,260	$ 7,789,898	$ 7,322,642	$ 6,185,704
PEO Actually Paid Compensation Amount	$ 51,862,690	17,719,035	4,334,915	2,807,467	12,656,157
Adjustment To PEO Compensation, Footnote
2.Calculated in accordance with Item 402(v)(2) of Regulation S-K. The following adjustments were made to Mr. Lewis’s 2024 SCT total compensation as reported in the SCT for each year to determine CAP.

Year	Summary Compensation Table Total ($)	Deductions for Reported Grant Date Fair Value of Stock AwardsA ($)	Deductions for Reported Grant Date Fair Value of Option AwardsA ($)	Additions for Pay Versus Performance Equity AdjustmentsB ($)	Compensation Actually Paid ($)

2024	10,943,571	(2,206,246)	(6,618,734)	49,744,099	51,862,690

2023	10,411,260	(2,206,232)	(6,616,654)	16,130,661	17,719,035

2022	7,789,898	(1,624,982)	(4,872,967)	3,042,966	4,334,915

2021	7,322,642	(1,499,969)	(4,499,673)	1,484,467	2,807,467

2020	6,185,704	(1,249,986)	(3,749,998)	11,470,437	12,656,157

A.Reflects the amounts reported in the Stock Awards and Option Awards columns of the SCT.
B.The pay versus performance equity adjustments reflect the aggregated sum of the following values for the respective years.

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year ($)	Total Pay Versus Performance Equity AdjustmentsC ($)

2024	24,325,157	21,706,769	3,712,173	49,744,099

2023	13,669,229	2,745,355	(283,923)	16,130,661

2022	6,205,073	(2,171,008)	(991,099)	3,042,966

2021	5,178,718	(2,774,420)	(919,831)	1,484,467

2020	7,254,113	3,693,320	523,003	11,470,437

C.Amounts may not sum due to rounding of underlying elements for reporting purposes.

Non-PEO NEO Average Total Compensation Amount	$ 4,123,249	4,169,997	3,964,362	3,323,439	2,839,276
Non-PEO NEO Average Compensation Actually Paid Amount	$ 19,665,192	7,124,646	2,740,466	1,870,969	4,418,181
Adjustment to Non-PEO NEO Compensation Footnote
3.Average CAP for the non-PEO NEOs has been calculated in accordance with Item 402(v)(2) of Regulation S-K. The following adjustments were made to average 2024 SCT total compensation for each year to determine average CAP.

Year	Average Summary Compensation Table Total ($)	Deductions for Average Reported Grant Date Fair Value of Stock Awards[a] ($)	Deductions for Average Reported Grant Date Fair Value of Option Awards[a] ($)	Additions for Average Pay Versus Performance Equity Adjustments[b] ($)	Average Compensation Actually Paid[c] ($)

2024	4,123,249	(749,990)	(2,250,057)	18,541,990	19,665,192

2023	4,169,997	(978,097)	(2,296,135)	6,228,880	7,124,646

2022	3,964,362	(765,603)	(2,425,635)	1,967,342	2,740,466

2021	3,323,439	(662,479)	(1,987,359)	1,197,368	1,870,969

2020	2,839,276	(324,990)	(1,779,836)	3,683,731	4,418,181

a.Reflects the average amounts reported in the Stock Awards and Option Awards columns of the SCT.
b.The pay versus performance equity adjustments reflect the aggregated sum of the following values for the respective years.

Year	Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	Average Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Average Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year ($)	Total Pay Versus Performance Equity Adjustments[c] ($)

2024	8,269,342	8,764,796	1,507,852	18,541,990

2023	5,088,247	1,245,859	(105,226)	6,228,880

2022	3,073,419	(725,458)	(380,618)	1,967,342

2021	2,293,306	(852,103)	(243,835)	1,197,368

2020	2,962,880	630,498	90,353	3,683,731

c.Amounts may not sum due to rounding of underlying elements for reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid Versus Company Performance
The following graph visually describes the relationship between CAP to our PEO and the average CAP to our non-PEO NEOs, to the cumulative TSR of Insmed. In addition, it compares the cumulative TSR of Insmed to our selected peer group, the Nasdaq Biotech Index.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid Versus Company Performance
The following graph visually describes the relationship between CAP to our PEO and the average CAP to our non-PEO NEOs, to GAAP net income (loss). Insmed does not consider GAAP net income (loss) as a relevant measure for determining our executive compensation given the lifecycle stage of our company. The movement in CAP across the four-year time horizon does not move meaningfully or deliberately in relation to the reported GAAP net income (loss).

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid Versus Company Performance
The following graph visually describes the relationship between CAP to our PEO and the average CAP to our non-PEO NEOs, to the cumulative TSR of Insmed. In addition, it compares the cumulative TSR of Insmed to our selected peer group, the Nasdaq Biotech Index.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid Versus Company Performance
The following graph visually describes the relationship between CAP to our PEO and the average CAP to our non-PEO NEOs, to the cumulative TSR of Insmed. In addition, it compares the cumulative TSR of Insmed to our selected peer group, the Nasdaq Biotech Index.

Tabular List, Table
Tabular List of Company Performance Measures
As further described in our CD&A, we believe that the compensation opportunities for our NEOs should be predominantly variable with a significant portion in the form of short-term and long-term incentives. Given the current life-cycle stage of Insmed, financial measures do not feature meaningfully in our incentive plan design, which instead focuses on pipeline progress across our four pillars and stock price performance. For the fiscal year ending December 31, 2024, the only financial performance measure used to link CAP to our NEOs to company performance was total shareholder return. Total shareholder return was used on a relative basis to assess performance in respect of the PSUs, which were unvested and outstanding, at the conclusion of the performance period. As a result of total shareholder return already being included in the pay versus performance table, no company-selected measure is reported.

TABULAR LIST OF MOST IMPORTANT MEASURES

(1)	Total Shareholder Return

Total Shareholder Return Amount	$ 289	130	84	114	139
Peer Group Total Shareholder Return Amount	114	115	111	125	126
Net Income (Loss)	$ (913,772,000)	$ (749,567,000)	$ (481,534,000)	$ (434,654,000)	(294,090,000)
PEO Name	Mr. Lewis	Mr. Lewis	Mr. Lewis	Mr. Lewis
Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 49,744,099	$ 16,130,661	$ 3,042,966	$ 1,484,467	11,470,437
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,325,157	13,669,229	6,205,073	5,178,718	7,254,113
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,706,769	2,745,355	(2,171,008)	(2,774,420)	3,693,320
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,712,173	(283,923)	(991,099)	(919,831)	523,003
PEO | Aggregate Grant Date Fair Value Of Equity Award Amounts Reported In Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,206,246)	(2,206,232)	(1,624,982)	(1,499,969)	(1,249,986)
PEO | Aggregate Grant Date Fair Value Of Equity Award Amounts Reported In Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,618,734)	(6,616,654)	(4,872,967)	(4,499,673)	(3,749,998)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,541,990	6,228,880	1,967,342	1,197,368	3,683,731
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,088,247	3,073,419	2,293,306	2,962,880
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,245,859	(725,458)	(852,103)	630,498
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(105,226)	(380,618)	(243,835)	90,353
Non-PEO NEO | Aggregate Grant Date Fair Value Of Equity Award Amounts Reported In Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(749,990)	(978,097)	(765,603)	(662,479)	(324,990)
Non-PEO NEO | Aggregate Grant Date Fair Value Of Equity Award Amounts Reported In Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,250,057)	(2,296,135)	(2,425,635)	(1,987,359)	$ (1,779,836)
Non-PEO NEO | Pay Versus Performance Equity Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,228,880	$ 1,967,342	$ 1,197,368	$ 3,683,731